AMOUNTS DUE TO DIRECTORS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
AMOUNTS DUE TO DIRECTORS
NOTE 5 - AMOUNTS DUE TO A RELATED COMPANY AND DIRECTORS	5. AMOUNT DUE TO DIRECTORS The amount represented temporary advances to the Company by its directors, which was unsecured, interest-free and had no fixed terms of repayments.